SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE (Details)	Mar. 15, 2023
Platform Operator, Crypto Asset [Line Items]
Time to expiration	1 year 10 months 2 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Founder shares measurement input	4.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Platform Operator, Crypto Asset [Line Items]
Founder shares measurement input	5.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Platform Operator, Crypto Asset [Line Items]
Founder shares measurement input	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input Probability Of Completion Of Business Combination [Member]
Platform Operator, Crypto Asset [Line Items]
Founder shares measurement input	60.0